Property, Plant and Equipment - Changes in Property, Plant and Equipment (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss on property, plant and equipment	₩ 1,550,430	₩ 43,601
Entity's total for cash-generating units [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss on property, plant and equipment	1,491,292
Display CGU [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss on property, plant and equipment	1,369,371
Lighting CGU [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss on property, plant and equipment	₩ 121,921